Subsequent Events (Details) (USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2013 Company	Nov. 30, 2012	Oct. 31, 2012	Dec. 05, 2012	Jul. 31, 2012
Subsequent Events (Textual)
Common stock, shares transferred to Lock-up Option agreement		542,700
Lock-up shares as percentage of common shares issued in IPO		11.30%
Description of restrictions in lock-up period		The lock-up period, which commenced on November 12, 2012 and will terminate on the 11th business day following the Expiration Date (the Lock-up Period), each Restricted Investor is also prohibited from selling, transferring or otherwise disposing of the Lock-up Shares during the Lock-up Period. Also, pursuant to the Lock-up Option Agreement, the Company has granted a put right to each Restricted Investor, exercisable commencing on the expiration of the Lock-up Period and terminating on the second business day thereafter, pursuant to which each Locked-up Share may be put back to us at $10.30 per share, at the option of the Restricted Investor.
Conversion price of promissory note into warrants				$ 0.75	$ 0.75
Redeemable per share value of common stock through tender offer upon the consummation of the Acquisition				$ 10.10
Freestanding financial instrument (shares) on which put right considered	542,700
Freestanding financial instrument (shares) on which put right considered, Per share price	$ 10.10
Fair value of option on closing/merger date	$ 189,642
Fair value of option underlying price description	Underlying price for the common stock of $10.05 (average between the bid/ask price of $10.00 and $10.10 respectively),
Expected remaining life	12 days
Expected volatility rate	38.10%		69.03%
Expected risk-free rate	0.208%		1.48%
Number of US listed offshore service companies	5
Reduced repurchase price of locked up shares	$ 10.10
Repurchase price of locked-up shares	$ 10.30
Assetplus [Member]
Subsequent Events (Textual)
Percentage of issued and outstanding equity shares of acquiree acquirable under agreement				100.00%
Messrs [Member]
Subsequent Events (Textual)
Non-interest bearing unsecured promissory notes				140,000
Tsirigakis [Member]
Subsequent Events (Textual)
Non-interest bearing unsecured promissory notes				(70,000)
Syllantavos [Member]
Subsequent Events (Textual)
Non-interest bearing unsecured promissory notes				$ (70,000)
Seller Company [Member] | Assetplus [Member]
Subsequent Events (Textual)
Percentage of issued and outstanding equity shares of acquiree owned by seller				100.00%